Accounts Payable and Accrued Expenses (Details) - Schedule of Breakdown of Accrued Payroll - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Breakdown of Accrued Payroll [Abstract]
Accrued Taxes Payable		$ 5,499	$ 3,189
Interest on Payroll Taxes Payable		107
Penalties on Payroll Taxes Payable		587
Total	$ 12,242	$ 6,193	$ 3,189